ACCOUNTS RECEIVABLE (Details) (USD $)	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Receivables from D.N.A. (see note 5)			$ 450,844
Tax Authorities		53,341	32,406
Other receivables		34,350	59,641
Total accounts receivable	$ 75,950	$ 87,691	$ 542,891